Schedule of Investments (unaudited) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 9.4%
Activision Blizzard Inc.	3,249	$246,047
Alphabet Inc., Class A(a)	536	866,235
Alphabet Inc., Class C, NVS(a)	543	880,208
Altice USA Inc., Class A(a)	776	20,913
AT&T Inc.	64,105	1,732,117
Cable One Inc.	31	53,688
CenturyLink Inc.	12,169	104,897
Charter Communications Inc., Class A(a)	426	257,227
Comcast Corp., Class A	1,692	71,470
Discovery Inc., Class A(a)(b)	1,613	32,647
Discovery Inc., Class C, NVS(a)	4,245	77,768
DISH Network Corp., Class A(a)	2,208	56,282
Electronic Arts Inc.(a)	1,302	156,019
Facebook Inc., Class A(a)	2,521	663,300
Fox Corp., Class A, NVS	1,973	52,324
Fox Corp., Class B(a)	1,210	31,629
IAC/InterActiveCorp.(a)	84	10,141
Interpublic Group of Companies Inc. (The)	3,095	55,989
Liberty Broadband Corp., Class A(a)	75	10,541
Liberty Broadband Corp., Class C, NVS(a)	353	50,024
Liberty Global PLC, Class A(a)	345	6,548
Liberty Global PLC, Class C, NVS(a)	670	12,502
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	710	25,652
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	890	30,767
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	1,429	49,443
Live Nation Entertainment Inc.(a)	495	24,156
Match Group Inc.(a)	434	50,683
Netflix Inc.(a)	1,177	559,946
News Corp., Class A, NVS	5,456	71,637
Omnicom Group Inc.	985	46,492
Pinterest Inc., Class A(a)	1,207	71,153
Roku Inc.(a)	449	90,878
Sirius XM Holdings Inc.(b)	5,497	31,498
Snap Inc., Class A, NVS(a)	1,246	49,080
T-Mobile U.S. Inc.(a)	2,339	256,284
Take-Two Interactive Software Inc.(a)	616	95,431
Twitter Inc.(a)	736	30,441
Verizon Communications Inc.	2,715	154,728
ViacomCBS Inc., Class B, NVS	7,006	200,161
Walt Disney Co. (The)	3,163	383,514
Zillow Group Inc., Class C, NVS(a)	752	66,642

		7,737,102

Consumer Discretionary — 12.0%
Advance Auto Parts Inc.	195	28,720
Amazon.com Inc.(a)	376	1,141,592
Aptiv PLC	329	31,745
Aramark	868	24,078
Autoliv Inc.	397	30,093
AutoZone Inc.(a)	54	60,965
Best Buy Co. Inc.	2,488	277,536
Booking Holdings Inc.(a)	206	334,235
BorgWarner Inc.	2,964	103,681
Burlington Stores Inc.(a)	162	31,360
CarMax Inc.(a)	248	21,437
Carnival Corp.	7,172	98,328
Chipotle Mexican Grill Inc.(a)	23	27,634
Darden Restaurants Inc.	678	62,322
Dollar General Corp.	1,109	231,459

Security	Shares	Value

Consumer Discretionary (continued)
Dollar Tree Inc.(a)	554	$50,037
Domino’s Pizza Inc.	174	65,828
DR Horton Inc.	2,675	178,717
eBay Inc.	617	29,388
Expedia Group Inc.	786	74,002
Ford Motor Co.	55,063	425,637
Garmin Ltd	944	98,195
General Motors Co.	21,978	758,900
Genuine Parts Co.	454	41,055
Hasbro Inc.	325	26,884
Hilton Worldwide Holdings Inc.	292	25,641
Home Depot Inc. (The)	373	99,483
Las Vegas Sands Corp.	433	20,810
Lear Corp.	1,041	125,763
Lennar Corp., Class A	3,247	228,037
LKQ Corp.(a)	1,938	61,997
Lowe’s Companies Inc.	175	27,667
Lululemon Athletica Inc.(a)	779	248,727
Marriott International Inc./MD, Class A	210	19,505
McDonald’s Corp.	802	170,826
MercadoLibre Inc.(a)	27	32,779
MGM Resorts International	1,473	30,300
Mohawk Industries Inc.(a)	884	91,220
Newell Brands Inc.	5,669	100,115
Nike Inc., Class B	6,193	743,655
NVR Inc.(a)	20	79,062
O’Reilly Automotive Inc.(a)	111	48,463
Peloton Interactive Inc., Class A(a)	389	42,872
PulteGroup Inc.	3,524	143,638
Ralph Lauren Corp.	718	47,998
Ross Stores Inc.	1,879	160,034
Royal Caribbean Cruises Ltd	2,072	116,902
Starbucks Corp.	921	80,090
Target Corp.	4,879	742,681
Tesla Inc.(a)	3,406	1,321,664
Tiffany & Co.	400	52,336
TJX Companies Inc. (The)	5,517	280,264
Tractor Supply Co.	205	27,308
Ulta Beauty Inc.(a)	273	56,448
Vail Resorts Inc.	121	28,077
VF Corp.	1,429	96,029
Wayfair Inc., Class A(a)(b)	136	33,732
Whirlpool Corp.	778	143,899
Wynn Resorts Ltd	263	19,049
Yum! Brands Inc.	203	18,946

		9,819,845

Consumer Staples — 6.1%
Altria Group Inc.	8,345	301,088
Archer-Daniels-Midland Co.	651	30,102
Brown-Forman Corp., Class B, NVS	451	31,439
Bunge Ltd	648	36,761
Campbell Soup Co.	1,201	56,051
Church & Dwight Co. Inc.	735	64,967
Clorox Co. (The)	728	150,878
Coca-Cola Co. (The)	15,666	752,908
Colgate-Palmolive Co.	660	52,067
Conagra Brands Inc.	2,310	81,058
Constellation Brands Inc., Class A	129	21,315
Costco Wholesale Corp.	1,063	380,150
Estee Lauder Companies Inc. (The), Class A	1,222	268,424

1

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Staples (continued)
General Mills Inc.	2,173	$128,468
Hershey Co. (The)	1,411	193,956
Hormel Foods Corp.	2,921	142,223
Ingredion Inc.	777	55,081
JM Smucker Co. (The)	1,240	139,128
Kellogg Co.	988	62,135
Keurig Dr Pepper Inc.	760	20,444
Kimberly-Clark Corp.	351	46,539
Kraft Heinz Co. (The)	7,196	220,126
Kroger Co. (The)	9,910	319,201
Lamb Weston Holdings Inc.	1,454	92,256
McCormick & Co. Inc./MD, NVS	375	67,691
Molson Coors Beverage Co., Class B	2,868	101,126
Mondelez International Inc., Class A	1,317	69,959
Monster Beverage Corp.(a)	2,387	182,773
PepsiCo Inc.	1,092	145,553
Philip Morris International Inc.	474	33,663
Procter & Gamble Co. (The)	1,153	158,076
Sysco Corp.	409	22,622
Tyson Foods Inc., Class A	2,959	169,344
Walmart Inc.	704	97,680
Walgreens Boots Alliance Inc.	8,494	289,136

		4,984,388

Energy — 1.4%
Baker Hughes Co.	12,646	186,781
Cabot Oil & Gas Corp.	1,620	28,820
Cheniere Energy Inc.(a)	682	32,647
Chevron Corp.	288	20,016
Concho Resources Inc.	1,946	80,779
ConocoPhillips	580	16,600
Diamondback Energy Inc.	1,236	32,087
EOG Resources Inc.	409	14,004
Exxon Mobil Corp.	7,197	234,766
Halliburton Co.	1,912	23,059
Hess Corp.	452	16,823
Kinder Morgan Inc./DE	5,057	60,178
Marathon Petroleum Corp.	7,262	214,229
National Oilwell Varco Inc.	1,895	15,918
Occidental Petroleum Corp.	1,424	13,001
ONEOK Inc.	1,073	31,117
Phillips 66	811	37,841
Pioneer Natural Resources Co.	260	20,686
Schlumberger Ltd.	1,284	19,183
Valero Energy Corp.	914	35,290
Williams Companies Inc. (The)	1,022	19,612

		1,153,437

Financials — 9.4%
Aflac Inc.	3,359	114,038
AGNC Investment Corp.	4,978	69,543
Alleghany Corp.	82	44,848
Allstate Corp. (The)	832	73,840
Ally Financial Inc.	4,257	113,577
American Express Co.	405	36,952
American Financial Group Inc./OH	443	33,198
American International Group Inc.	6,523	205,409
Ameriprise Financial Inc.	658	105,826
Annaly Capital Management Inc.	11,553	81,911
Aon PLC, Class A	1,359	250,070
Apollo Global Management Inc.	592	21,821

Security	Shares	Value

Financials (continued)
Arch Capital Group Ltd.(a)	1,848	$55,828
Arthur J Gallagher & Co.	834	86,494
Assurant Inc.	246	30,595
Athene Holding Ltd., Class A(a)	1,942	62,299
Bank of America Corp.	1,081	25,620
Bank of New York Mellon Corp. (The)	1,016	34,910
Berkshire Hathaway Inc., Class B(a)	387	78,135
Blackstone Group Inc. (The), Class A	660	33,277
Brown & Brown Inc.	2,100	91,371
Capital One Financial Corp.	3,026	221,140
Carlyle Group Inc. (The)	1,154	28,758
Cboe Global Markets Inc.	573	46,579
Charles Schwab Corp. (The)	6,846	281,439
Cincinnati Financial Corp.	639	45,203
Citigroup Inc.	11,095	459,555
Citizens Financial Group Inc.	3,605	98,236
CME Group Inc	492	74,154
Comerica Inc.	1,085	49,378
Discover Financial Services	622	40,436
East West Bancorp. Inc.	1,214	44,287
Equitable Holdings Inc.	4,683	100,638
Erie Indemnity Co., Class A, NVS	293	68,231
Everest Re Group Ltd	495	97,555
FactSet Research Systems Inc.	365	111,872
Fidelity National Financial Inc.	2,579	80,697
Fifth Third Bancorp	3,088	71,703
First Republic Bank/CA	253	31,913
Franklin Resources Inc.	2,684	50,325
Globe Life Inc.	345	27,976
Goldman Sachs Group Inc. (The)	1,528	288,853
Hartford Financial Services Group Inc. (The)	1,361	52,426
Huntington Bancshares Inc./OH	2,919	30,474
Intercontinental Exchange Inc.	945	89,208
Invesco Ltd	6,170	80,889
JPMorgan Chase & Co.	362	35,490
KeyCorp.	2,228	28,919
KKR & Co. Inc.	904	30,872
Lincoln National Corp.	2,099	73,675
Loews Corp.	2,169	75,221
M&T Bank Corp.	312	32,317
Markel Corp.(a)	64	59,699
MarketAxess Holdings Inc.	383	206,380
Marsh & McLennan Companies Inc.	849	87,838
MetLife Inc.	5,052	191,218
Moody’s Corp.	521	136,971
Morgan Stanley	5,965	287,215
MSCI Inc.	404	141,335
Nasdaq Inc.	355	42,951
Northern Trust Corp.	409	32,012
People’s United Financial Inc.	2,083	22,226
PNC Financial Services Group Inc. (The)	272	30,431
Principal Financial Group Inc.	1,417	55,575
Progressive Corp. (The)	3,337	306,670
Prudential Financial Inc.	2,792	178,744
Raymond James Financial Inc.	487	37,226
Regions Financial Corp.	6,506	86,530
Reinsurance Group of America Inc.	430	43,439
RenaissanceRe Holdings Ltd.	416	67,276
S&P Global Inc.	812	262,057
SEI Investments Co.	1,358	66,746

2

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Financials (continued)
Signature Bank/New York NY	227	$18,328
State Street Corp.	507	29,862
SVB Financial Group(a)	319	92,733
Synchrony Financial	1,435	35,904
T Rowe Price Group Inc.	1,533	194,170
Tradeweb Markets Inc., Class A	666	36,284
Travelers Companies Inc. (The)	662	79,910
Truist Financial Corp.	821	34,581
U.S. Bancorp	1,614	62,865
Voya Financial Inc.	1,774	85,028
Wells Fargo & Co.	1,112	23,852
Willis Towers Watson PLC	244	44,525
WR Berkley Corp.	1,489	89,519
Zions Bancorp NA	758	24,461

		7,692,542

Health Care — 17.3%
Abbott Laboratories	530	55,708
AbbVie Inc.	6,173	525,322
ABIOMED Inc.(a)	116	29,218
Agilent Technologies Inc.	291	29,708
Alexion Pharmaceuticals Inc.(a)	741	85,319
Align Technology Inc.(a)	226	96,294
Alnylam Pharmaceuticals Inc.(a)	471	57,919
AmerisourceBergen Corp.	1,073	103,083
Amgen Inc.	2,642	573,155
Anthem Inc.	1,006	274,437
Avantor Inc.(a)	2,385	55,499
Baxter International Inc.	2,196	170,344
Becton Dickinson and Co.	167	38,599
Biogen Inc.(a)	1,412	355,923
BioMarin Pharmaceutical Inc.(a)	766	57,013
Bio-Rad Laboratories Inc., Class A(a)	126	73,889
Boston Scientific Corp.(a)	570	19,534
Bristol-Myers Squibb Co.	10,416	608,815
Cardinal Health Inc.	2,369	108,476
Catalent Inc.(a)	808	70,918
Centene Corp.(a)	3,347	197,808
Cerner Corp.	405	28,386
Cigna Corp.	2,377	396,888
Cooper Companies Inc. (The)	155	49,453
CVS Health Corp.	6,391	358,471
Danaher Corp.	2,314	531,156
DaVita Inc.(a)	888	76,590
DENTSPLY SIRONA Inc.	677	31,948
DexCom Inc.(a)	458	146,368
Edwards Lifesciences Corp.(a)	1,210	86,745
Elanco Animal Health Inc.(a)	1,164	36,096
Eli Lilly & Co.	3,823	498,749
Exact Sciences Corp.(a)	270	33,434
Gilead Sciences Inc.	10,394	604,411
HCA Healthcare Inc.	196	24,292
Henry Schein Inc.(a)	638	40,564
Hologic Inc.(a)	423	29,111
Humana Inc.	527	210,421
IDEXX Laboratories Inc.(a)	63	26,764
Illumina Inc.(a)	255	74,638
Incyte Corp.(a)	809	70,092
Insulet Corp.(a)	377	83,788
Intuitive Surgical Inc.(a)	185	123,410
Ionis Pharmaceuticals Inc.(a)	385	18,076

Security	Shares	Value

Health Care (continued)
IQVIA Holdings Inc.(a)	148	$22,791
Jazz Pharmaceuticals PLC(a)	452	65,133
Johnson & Johnson	10,189	1,397,014
Laboratory Corp. of America Holdings(a)	134	26,769
Masimo Corp.(a)	305	68,265
McKesson Corp.	1,263	186,280
Medtronic PLC	1,202	120,885
Merck & Co. Inc.	5,586	420,123
Mettler-Toledo International Inc.(a)	63	62,868
Moderna Inc.(a)	1,605	108,289
Molina Healthcare Inc.(a)	271	50,533
Mylan NV(a)	4,988	72,526
Neurocrine Biosciences Inc.(a)	345	34,041
PerkinElmer Inc.	262	33,942
Perrigo Co. PLC	873	38,298
Pfizer Inc.	24,644	874,369
Quest Diagnostics Inc.	256	31,268
Regeneron Pharmaceuticals Inc.(a)	709	385,384
ResMed Inc.	497	95,394
Sarepta Therapeutics Inc.(a)(b)	304	41,317
Seagen Inc.(a)	579	96,577
STERIS PLC	148	26,224
Stryker Corp.	368	74,340
Teladoc Health Inc.(a)(b)	436	85,657
Teleflex Inc.	60	19,094
Thermo Fisher Scientific Inc.	1,009	477,378
UnitedHealth Group Inc.	3,694	1,127,187
Universal Health Services Inc., Class B	650	71,207
Varian Medical Systems Inc.(a)	320	55,296
Veeva Systems Inc., Class A(a)	659	177,963
Vertex Pharmaceuticals Inc.(a)	1,326	276,285
Waters Corp.(a)	115	25,624
West Pharmaceutical Services Inc.	379	103,115
Zimmer Biomet Holdings Inc.	212	28,005
Zoetis Inc.	1,372	217,531

		14,163,804

Industrials — 8.4%
3M Co.	135	21,595
A O Smith Corp.	1,187	61,356
Allegion PLC	679	66,881
AMERCO	194	67,349
AMETEK Inc.	269	26,416
Boeing Co. (The)	159	22,958
Carrier Global Corp.	13,760	459,446
Caterpillar Inc.	193	30,311
CH Robinson Worldwide Inc.	1,735	153,426
Cintas Corp.	92	28,939
Copart Inc.(a)	1,509	166,533
CoStar Group Inc.(a)	128	105,422
CSX Corp.	349	27,550
Cummins Inc.	2,175	478,261
Deere & Co.	154	34,790
Delta Air Lines Inc.	1,067	32,693
Dover Corp.	263	29,117
Eaton Corp. PLC	3,035	315,003
Emerson Electric Co.	405	26,240
Equifax Inc.	195	26,637
Expeditors International of Washington Inc.	1,186	104,807
Fastenal Co.	3,636	157,184
FedEx Corp.	2,266	587,959

3

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrials (continued)
Fortive Corp.	389	$23,962
Fortune Brands Home & Security Inc.	397	32,105
General Dynamics Corp.	167	21,932
General Electric Co.	3,356	24,902
HD Supply Holdings Inc.(a)	1,283	51,140
HEICO Corp.	90	9,454
HEICO Corp., Class A	191	17,858
Honeywell International Inc.	364	60,042
Howmet Aerospace Inc.	3,864	66,654
Huntington Ingalls Industries Inc.	422	62,237
IDEX Corp.	154	26,240
IHS Markit Ltd	974	78,767
Illinois Tool Works Inc.	1,953	382,554
Ingersoll Rand Inc.(a)	761	26,589
Jacobs Engineering Group Inc.	305	28,975
JB Hunt Transport Services Inc.	221	26,905
Johnson Controls International PLC	5,957	251,445
Kansas City Southern	156	27,478
Knight-Swift Transportation Holdings Inc.	2,194	83,350
L3Harris Technologies Inc.	358	57,677
Lennox International Inc.	116	31,513
Lockheed Martin Corp.	224	78,429
Masco Corp.	479	25,674
Nielsen Holdings PLC	3,574	48,285
Nordson Corp.	132	25,533
Norfolk Southern Corp.	138	28,859
Northrop Grumman Corp.	91	26,374
Old Dominion Freight Line Inc.	433	82,430
Otis Worldwide Corp.	514	31,498
Owens Corning	1,913	125,244
PACCAR Inc.	3,054	260,751
Parker-Hannifin Corp.	140	29,170
Pentair PLC	726	36,126
Raytheon Technologies Corp.	407	22,108
Republic Services Inc.	1,698	149,713
Robert Half International Inc.	1,185	60,068
Rockwell Automation Inc.	299	70,899
Rollins Inc.	842	48,710
Roper Technologies Inc.	59	21,909
Sensata Technologies Holding PLC(a)	599	26,182
Snap-on Inc.	321	50,567
Southwest Airlines Co.	2,379	94,042
Stanley Black & Decker Inc.	188	31,246
Sunrun Inc.(a)	364	18,935
Teledyne Technologies Inc.(a)	145	44,827
Textron Inc.	2,500	89,500
Trane Technologies PLC	288	38,232
TransDigm Group Inc.	60	28,645
TransUnion	275	21,906
Uber Technologies Inc.(a)	621	20,748
Union Pacific Corp.	155	27,464
United Parcel Service Inc., Class B	211	33,150
United Rentals Inc.(a)	1,273	226,963
Verisk Analytics Inc.	310	55,171
Waste Connections Inc.	1,315	130,606
Waste Management Inc.	1,373	148,160
Westinghouse Air Brake Technologies Corp.	1,548	91,796
WW Grainger Inc.	320	112,006
XPO Logistics Inc.(a)	338	30,420

Security	Shares	Value

Industrials (continued)
Xylem Inc./NY	375	$32,677

		6,947,675

Information Technology — 25.2%
Accenture PLC, Class A	1,545	335,126
Adobe Inc.(a)	2,256	1,008,658
Advanced Micro Devices Inc.(a)	4,213	317,197
Akamai Technologies Inc.(a)	1,006	95,691
Amphenol Corp., Class A	739	83,389
Analog Devices Inc.	203	24,062
ANSYS Inc.(a)	326	99,225
Apple Inc.	18,238	1,985,389
Applied Materials Inc.	5,733	339,566
Arista Networks Inc.(a)	171	35,722
Arrow Electronics Inc.(a)	1,137	88,561
Autodesk Inc.(a)	573	134,964
Automatic Data Processing Inc.	1,189	187,814
Avalara Inc.(a)	451	67,222
Black Knight Inc.(a)	1,613	141,863
Booz Allen Hamilton Holding Corp.	587	46,079
Broadcom Inc.	136	47,550
Broadridge Financial Solutions Inc.	617	84,899
Cadence Design Systems Inc.(a)	1,259	137,697
CDK Global Inc.	711	30,644
CDW Corp./DE	199	24,397
Cisco Systems Inc.	7,128	255,895
Citrix Systems Inc.	1,505	170,471
Cognex Corp.	361	23,790
Cognizant Technology Solutions Corp., Class A	2,420	172,836
Corning Inc.	6,526	208,636
Coupa Software Inc.(a)	296	79,239
Crowdstrike Holdings Inc., Class A(a)	624	77,276
Datadog Inc., Class A(a)	658	59,713
Dell Technologies Inc., Class C(a)	1,709	102,984
DocuSign Inc.(a)	931	188,295
Dropbox Inc., Class A(a)	1,023	18,680
Dynatrace Inc.(a)	1,125	39,724
EPAM Systems Inc.(a)	249	76,929
F5 Networks Inc.(a)	402	53,442
Fair Isaac Corp.(a)	163	63,806
Fidelity National Information Services Inc.	827	103,036
Fiserv Inc.(a)	861	82,200
FleetCor Technologies Inc.(a)	177	39,101
FLIR Systems Inc.	742	25,740
Fortinet Inc.(a)	528	58,275
Gartner Inc.(a)	177	21,258
Global Payments Inc.	592	93,382
GoDaddy Inc., Class A(a)	287	20,302
Guidewire Software Inc.(a)	242	23,259
Hewlett Packard Enterprise Co.	19,660	169,862
HP Inc.	14,930	268,143
Intel Corp.	48,638	2,153,691
International Business Machines Corp.	6,793	758,506
Intuit Inc.	550	173,074
IPG Photonics Corp.(a)	155	28,824
Jack Henry & Associates Inc.	865	128,236
Juniper Networks Inc.	4,145	81,739
Keysight Technologies Inc.(a)	806	84,525
KLA Corp.	313	61,717
Lam Research Corp.	1,471	503,200
Leidos Holdings Inc.	555	46,065

4

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Information Technology (continued)
Marvell Technology Group Ltd	825	$30,946
Mastercard Inc., Class A	1,862	537,448
Maxim Integrated Products Inc.	825	57,461
Microchip Technology Inc.	225	23,643
Micron Technology Inc.(a)	17,806	896,354
Microsoft Corp.	8,379	1,696,496
MongoDB Inc.(a)	216	49,350
Motorola Solutions Inc.	642	101,474
NetApp Inc.	1,419	62,280
NortonLifeLock Inc.	6,109	125,662
NVIDIA Corp.	2,012	1,008,736
NXP Semiconductors NV	949	128,229
Okta Inc.(a)	488	102,397
ON Semiconductor Corp.(a)	4,446	111,550
Oracle Corp.	4,605	258,387
Palo Alto Networks Inc.(a)	154	34,063
Paychex Inc.	2,020	166,145
Paycom Software Inc.(a)	262	95,392
PayPal Holdings Inc.(a)	149	27,733
PTC Inc.(a)	313	26,254
Qorvo Inc.(a)	1,360	173,210
QUALCOMM Inc.	271	33,431
RingCentral Inc., Class A(a)	343	88,611
salesforce.com Inc.(a)	117	27,176
Seagate Technology PLC	2,704	129,305
ServiceNow Inc.(a)	641	318,942
Skyworks Solutions Inc.	1,244	175,765
Slack Technologies Inc., Class A(a)(b)	1,525	39,009
Snowflake Inc., Class A(a)	115	28,752
Splunk Inc.(a)	403	79,810
Square Inc., Class A(a)	274	42,437
SS&C Technologies Holdings Inc.	392	23,214
Synopsys Inc.(a)	540	115,484
TE Connectivity Ltd	1,242	120,325
Teradyne Inc.	889	78,099
Texas Instruments Inc.	1,878	271,540
Trade Desk Inc. (The), Class A(a)	75	42,484
Trimble Inc.(a)	554	26,664
Twilio Inc., Class A(a)	119	33,197
Tyler Technologies Inc.(a)	423	162,593
VeriSign Inc.(a)	251	47,866
Visa Inc., Class A	3,261	592,556
VMware Inc., Class A(a)	157	20,211
Western Digital Corp.	3,759	141,827
Western Union Co. (The)	3,831	74,475
Workday Inc., Class A(a)	140	29,417
Xilinx Inc.	578	68,603
Zebra Technologies Corp., Class A(a)	89	25,244
Zoom Video Communications Inc., Class A(a)	605	278,851
Zscaler Inc.(a)	201	27,286

		20,687,950

Materials — 3.0%
Air Products & Chemicals Inc.	682	188,396
Albemarle Corp.	660	61,519
Amcor PLC	4,121	42,982
Avery Dennison Corp.	452	62,552
Axalta Coating Systems Ltd.(a)	1,042	26,165
Ball Corp.	466	41,474
Celanese Corp.	495	56,187
CF Industries Holdings Inc.	798	22,033

Security	Shares	Value

Materials (continued)
Corteva Inc.	3,344	$110,285
Crown Holdings Inc.(a)	320	27,456
Dow Inc.	2,667	121,322
DuPont de Nemours Inc.	469	26,677
Eastman Chemical Co.	1,047	84,639
Ecolab Inc.	919	168,719
FMC Corp.	239	24,555
Freeport-McMoRan Inc.	2,476	42,934
International Flavors & Fragrances Inc.	161	16,528
International Paper Co.	2,406	105,263
Linde PLC	139	30,627
LyondellBasell Industries NV, Class A	2,423	165,854
Martin Marietta Materials Inc.	132	35,158
Mosaic Co. (The)	4,644	85,914
Newmont Corp.	5,703	358,377
Nucor Corp.	2,037	97,287
Packaging Corp. of America	445	50,948
PPG Industries Inc.	668	86,653
RPM International Inc.	319	27,010
Sealed Air Corp.	777	30,761
Sherwin-Williams Co. (The)	38	26,143
Steel Dynamics Inc.	2,311	72,750
Vulcan Materials Co.	234	33,893
Westrock Co.	2,995	112,462

		2,443,523

Real Estate — 4.0%
Alexandria Real Estate Equities Inc.	148	22,425
American Tower Corp.	1,396	320,591
AvalonBay Communities Inc.	566	78,748
Boston Properties Inc.	262	18,972
Camden Property Trust	626	57,742
CBRE Group Inc., Class A(a)	4,838	243,835
Crown Castle International Corp.	1,542	240,860
Digital Realty Trust Inc.	860	124,098
Duke Realty Corp.	1,515	57,555
Equinix Inc.	318	232,534
Equity LifeStyle Properties Inc.	337	19,947
Equity Residential	1,247	58,584
Essex Property Trust Inc.	199	40,714
Extra Space Storage Inc.	525	60,874
Federal Realty Investment Trust	273	18,777
Healthpeak Properties Inc.	994	26,808
Host Hotels & Resorts Inc.	21,163	221,788
Invitation Homes Inc.	864	23,553
Iron Mountain Inc.	1,767	46,048
Jones Lang LaSalle Inc.	1,150	129,789
Medical Properties Trust Inc.	2,679	47,740
Mid-America Apartment Communities Inc.	384	44,786
National Retail Properties Inc.	1,077	34,475
Omega Healthcare Investors Inc.	769	22,155
Prologis Inc.	1,798	178,362
Public Storage	1,460	334,442
Realty Income Corp.	405	23,433
Regency Centers Corp.	524	18,649
SBA Communications Corp.	454	131,828
Simon Property Group Inc.	2,138	134,288
Sun Communities Inc.	167	22,984
UDR Inc.	1,258	39,300
Ventas Inc.	688	27,155
VEREIT Inc.	4,681	29,022

5

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF

Security	Shares	Value

Real Estate (continued)
VICI Properties Inc.	1,366	$31,350
Vornado Realty Trust	633	19,452
Welltower Inc.	486	26,132
Weyerhaeuser Co.	1,249	34,085
WP Carey Inc.	358	22,414

		3,266,294

Utilities — 3.6%
AES Corp. (The)	4,125	80,438
Alliant Energy Corp.	659	36,430
Ameren Corp.	345	27,986
American Electric Power Co. Inc.	801	72,034
American Water Works Co. Inc.	240	36,122
Atmos Energy Corp.	3,256	298,478
CenterPoint Energy Inc.	2,873	60,706
CMS Energy Corp.	675	42,748
Consolidated Edison Inc.	1,449	113,732
Dominion Energy Inc.	756	60,737
DTE Energy Co.	187	23,080
Duke Energy Corp.	3,336	307,279
Edison International	387	21,687
Entergy Corp.	231	23,382
Essential Utilities Inc.	527	21,712
Evergy Inc.	1,278	70,546
Eversource Energy	1,102	96,172
Exelon Corp.	6,255	249,512
FirstEnergy Corp.	535	15,900
NextEra Energy Inc.	6,028	441,310
NiSource Inc.	814	18,698
NRG Energy Inc.	1,174	37,122
OGE Energy Corp.	5,657	174,066
PG&E Corp.(a)	2,766	26,443
Pinnacle West Capital Corp.	317	25,858
PPL Corp.	3,532	97,130
Public Service Enterprise Group Inc.	481	27,970

Security	Shares	Value

Utilities (continued)
Sempra Energy	172	$21,562
Southern Co. (The)	2,110	121,219
UGI Corp.	1,354	43,788
Vistra Corp.	3,844	66,770
WEC Energy Group Inc.	930	93,511
Xcel Energy Inc.	1,802	126,194

		2,980,322

Total Common Stocks — 99.8% (Cost: $74,733,480)		81,876,882

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.20%(c)(d)(e)	182,077	182,204
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(c)(d)	52,000	52,000

		234,204

Total Short-Term Investments — 0.3% (Cost: $233,952)		234,204

Total Investments In Securities — 100.1% (Cost: $74,967,432)		82,111,086
Other Assets, Less Liabilities — (0.1)%		(116,191)

Net Assets — 100.0%		$81,994,895

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

	Value at	Purchases	Proceeds		Net Realized	Change in Unrealized Appreciation	Value at	Shares Held at			Capital Gain Distributions from Underlying
Affiliated Issuer	07/31/20	at Cost	from Sales		Gain (Loss)	(Depreciation)	10/31/20	10/31/20	Income		Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$677,741	$—	$(495,313	)(a)	$(42)	$(182)	$182,204	182,077	$665	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	132,000	—	(80,000	)(a)	—	—	52,000	52,000	32		—

					$(42)	$(182)	$234,204		$697		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

6

Schedule of Investments (unaudited) (continued) October 31, 2020	BlackRock U.S. Equity Factor Rotation ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of October 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$81,876,882	$—	$—	$81,876,882
Money Market Funds	234,204	—	—	234,204

	$82,111,086	$—	$—	$82,111,086

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

7